LONG-TERM INVESTMENT (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Shanghai Shihong Technology Co., Ltd. CNY seat	Dec. 31, 2012 Shanghai Shihong Technology Co., Ltd. CNY	Mar. 31, 2012 Shanghai Shihong Technology Co., Ltd. CNY	Dec. 31, 2013 Shanghai Normal University Shanghai Shihong Technology Co., Ltd. seat	Mar. 31, 2012 Shanghai Normal University Shanghai Shihong Technology Co., Ltd. CNY
Long-term investment
Cash paid to acquire entity			8,000			1,020		980
Ownership interest						51.00%		49.00%
Number of seats on board of directors of investment controlled by the entity				3			2
Number of seats on board of directors of investment				5
Percentage of directors of investment needed for approval of operating budget and appointment and dismissal of general manager				67.00%
Share of (loss) gain on investment	$ 115	692	261	212	(219)